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                                                                  John B. Towers
                                                               Corporate Counsel

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                      September 8, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  Separate Account No. 13S
     File No. 811-08938

Commissioners:

Semi-annual Reports dated June 30, 2016 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the Separate Account No. 13S of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-annual Report for the Equity-Income Portfolio of Variable Insurance Products Fund is incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-annual Report for the Contrafund Portfolio of Variable Insurance Products Fund II is incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-annual Report for the Investment Grade Bond Portfolio of Variable Insurance Products Fund V is incorporated by reference as filed on Form N-CSRS, CIK No. 0000823535, File No. 811-05361.

The Semi-annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ John B. Towers

John B. Towers, Esq.
Corporate Counsel
Metropolitan Life Insurance Company